CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 14, 2022	Dec. 31, 2023
Income Statement [Abstract]
Oil and natural gas sales	$ 2,561	$ 1,639	$ 4,841	$ 5,206	$ 15,765	$ 38,273	$ 26,031
Operating expenses:
Lease operating expenses	5,826	75,361	10,694	112,172	26,510	68,488	59,059
Production taxes	229	118	349	375	1,135	2,755	1,874
General and administrative	916,085	432,879	3,046,419	1,191,519	5,519,158	7,905,860	12,095,611
Impairment loss	80,743,013	744,788	17,125,020	1,457,961	25,008,677		27,167,415
Total operating expenses	81,665,153	1,253,146	20,182,482	2,762,027	30,555,480	7,977,103	39,323,959
Other income (expense)
Prospect fee income							1,700,000
Administration income				10,000			41,140
Interest income	1				1	495	1
Total other income	1	306,557		935,058	1	495	1,741,141
Loss before income taxes	(81,662,591)	(944,950)	(20,177,641)	(1,821,763)	(30,539,714)	(7,938,335)	(37,556,787)
Provision for income taxes
Net loss	$ (81,662,591)	$ (944,950)	$ (20,177,641)	$ (1,821,763)	$ (30,539,714)	$ (7,938,335)	$ (37,556,787)
Loss per common share:
Basic and Diluted	$ (0.49)	$ (0.00)	$ (0.09)	$ (0.01)	$ (0.16)	$ (0.05)	$ (0.21)
Weighted average number of common shares outstanding:
Basic and Diluted	165,472,241	251,928,318	225,013,866	250,505,791	195,407,533	165,472,241	180,316,865
Gain on sale of properties		$ 3		$ 618,504
Proceeds from legal settlement		$ 306,554		$ 306,554